Financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Nature and Extent of Risks Arising From Financial Instruments
This note explains the Group’s exposure to financial risks and how these risks could affect the Group’s future financial performance.

Risk	Exposure arising from	Measurement	Management
Market risk – interest rate risk	Long-term borrowings at variable rates	Sensitivity analysis	Economic hedge with an interest rate cap
Credit risk	Cash and cash equivalents, trade receivables, derivative financial instruments and contract assets.	Aging analysis	Doing business with creditworthy companies and a strict policy of cash collection.
Liquidity risk	Borrowings and other liabilities	Cash flow forecasts	Availability of borrowing facilities.

Summary of Sensitivity Analysis of Fair Value Measurement to Changes in Unobservable Inputs, Liabilities	The impact on loss after tax for the years ended December 31, 2021 and 2020 as a result of a change in interest rates is as follows:

	Impact on post-tax loss
(in €‘000)	2021	2020
Interest rates – increase by 10 basis points*	76	23
Interest rates – decrease by 10 basis points*	(68)	(16)

*	Keeping all other variables constant.

Summary of Provision Matrix
On that basis, the loss allowance as at December 31, 2021 and December 31, 2020 was determined as follows for both trade receivables and contract assets:

(in €‘000)	Current	1 – 30 days past due	31 –60 days past due	61 –90 days past due	91+ days past due	Total
As at December 31, 2020
Expected loss rate (in %)	0.00%	0.01%	0.02%	0.02%	0.01%
Gross carrying amount – trade receivables	12,526	6,531	2,174	406	1,556	23,193
Gross carrying amount – contract assets	41	—	—	—	—	41
Loss allowance	2	—	—	—	—	2
As at December 31, 2021
Expected loss rate (in %)	0.00%	0.00%	0.00%	0.00%	0.00%
Gross carrying amount – trade receivables	33,439	909	480	382	4,353	39,563
Gross carrying amount – contract assets	1,226	—	—	—	—	1,226
Loss allowance	1	—	—	—	—	1

Summary of Undrawn Borrowing Facilities	The Group had access to the following undrawn borrowing facilities for each reporting period presented:

(in €‘000)	December 31, 2021	December 31, 2020
Expiring beyond one year—Senior debt	—	44,315

Summary of Maturity Analysis For Non-Derivative Financial Liabilities
The amounts disclosed in the table are the contractual undiscounted cash flows (including interest payments). Balances due within 12 months equal their carrying balances as the impact of discounting is not significant.

	Contractual cash flows
(in €‘000)	Carrying amount of liabilities	Total	Less than 6 months	6–12 months	1–2 years	2–5 years	More than 5 years
As at December 31, 2020
Borrowings	159,610	474,597	1,877	2,633	6,151	20,255	443,681
Lease liabilities	13,903	16,313	1,101	1,091	2,003	3,774	8,344
Trade and other payables	12,627	12,627	12,627	—	—	—	—
Total	186,140	503,537	15,605	3,724	8,154	24,029	452,025

As at December 31, 2021
Borrowings	213,128	464,440	2,975	3,176	6,451	137,258	314,580
Lease liabilities	31,617	38,208	3,630	3,560	6,871	16,729	7,418
Trade and other payables	24,072	24,072	24,072	—	—	—	—
Total	268,817	526,720	30,677	6,736	13,322	153,987	321,998